UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

December 31, 2018

SFR-QTLY-0219
1.924295.107

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 86.7%(a)
	Principal Amount	Value
Aerospace - 1.2%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.27% 7/7/22 (b)(c)	$653,604	$644,617
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 5/30/25 (b)(c)	923,025	868,945
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 8/22/24 (b)(c)	985,050	927,533
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/28/21 (b)(c)	405,000	387,536
WP CPP Holdings LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (b)(c)	235,000	230,006

TOTAL AEROSPACE		3,058,637

Air Transportation - 0.2%
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5093% 2/23/25 (b)(c)	460,000	438,279
Automotive & Auto Parts - 1.0%
Caliber Holdings Corp. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 2/1/25 (b)(c)	120,000	119,100
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 6/30/23 (b)(c)	267,027	256,156
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (b)(c)	805,090	728,606
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (b)(c)	845,000	715,081
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 3/31/24 (b)(c)	340,225	322,468
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0207% 4/18/23 (b)(c)	288,528	287,086

TOTAL AUTOMOTIVE & AUTO PARTS		2,428,497

Broadcasting - 0.8%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/15/25 (b)(c)	505,000	494,900
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2563% 11/18/24 (b)(c)	718,984	675,845
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.28% 12/18/20 (b)(c)	408,365	395,432
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/19/25 (b)(c)	270,000	258,020
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 10/19/26 (b)(c)	250,000	233,750

TOTAL BROADCASTING		2,057,947

Building Materials - 0.7%
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 10/17/23 (b)(c)	249,375	238,777
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(c)	860,000	823,450
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (b)(c)	640,838	621,613

TOTAL BUILDING MATERIALS		1,683,840

Cable/Satellite TV - 2.6%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.28% 5/1/24 (b)(c)	330,813	314,824
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 4/30/25 (b)(c)	2,452,557	2,345,576
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9551% 1/25/26 (b)(c)	420,850	402,787
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7454% 1/15/26 (b)(c)	500,000	472,500
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.42% 1/15/25 (b)(c)	261,688	250,827
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4551% 8/14/26 (b)(c)	1,250,000	1,178,125
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9551% 1/15/26 (b)(c)	499,000	471,495
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7196% 8/19/23 (b)(c)	1,032,690	953,947

TOTAL CABLE/SATELLITE TV		6,390,081

Capital Goods - 0.5%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 10/1/25 (b)(c)	314,239	297,741
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 5/9/25 (b)(c)	334,337	313,441
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7719% 11/15/26 (b)(c)	135,000	132,638
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2719% 11/15/25 (b)(c)	440,000	430,650

TOTAL CAPITAL GOODS		1,174,470

Chemicals - 2.8%
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.495% 3/28/25 (b)(c)	421,813	409,863
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.245% 3/28/26 (b)(c)	250,000	249,375
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	769,692	763,919
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 11/16/25 (c)(d)	375,000	363,281
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (c)(d)	750,000	710,003
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (b)(c)	540,600	520,328
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (b)(c)	274,072	258,998
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 10/1/25 (b)(c)	1,245,000	1,188,975
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.28% 4/3/25 (b)(c)	403,256	386,117
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.5224% 9/6/24 (b)(c)	740,625	704,520
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 9/22/24 (b)(c)	233,886	226,535
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 9/22/24 (b)(c)	539,736	522,772
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (b)(c)	231,525	223,422
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (b)(c)	396,900	383,009

TOTAL CHEMICALS		6,911,117

Consumer Products - 1.3%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6332% 4/5/25 (b)(c)	543,634	500,823
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 7/3/20 (b)(c)	368,379	338,541
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8492% 4/30/25 (b)(c)	997,500	763,088
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.5224% 1/26/24 (b)(c)	400,307	384,439
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4551% 6/15/25 (b)(c)	373,125	341,876
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (b)(c)	901,390	888,617

TOTAL CONSUMER PRODUCTS		3,217,384

Containers - 1.9%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4236% 11/7/25 (b)(c)	886,036	832,245
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.3869% 10/1/22 (b)(c)	495,797	483,402
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.1369% 1/6/21 (b)(c)	1,213,791	1,183,107
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6581% 4/3/24 (b)(c)	246,250	231,064
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/16/24 (b)(c)	398,925	376,653
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/22/24 (b)(c)	236,966	225,906
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4794% 4/3/25 (b)(c)	570,846	567,101
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7749% 8/3/22 (b)(c)	98,949	94,001
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.03% 10/14/24 (b)(c)	186,877	178,561
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/5/23 (b)(c)	689,482	655,008

TOTAL CONTAINERS		4,827,048

Diversified Financial Services - 4.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4701% 1/15/25 (b)(c)	889,313	853,003
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (b)(c)	601,726	584,426
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.53% 4/27/24 (b)(c)	1,255,875	1,189,942
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/13/25 (b)(c)	214,759	202,724
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (b)(c)	856,000	830,748
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 10/1/25 (b)(c)	1,236,000	1,174,200
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6% 2/9/23 (b)(c)	804,210	776,730
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 7/3/24 (b)(c)	448,540	433,124
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8125% 3/29/25 (b)(c)	426,775	412,905
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6901% 3/1/25 (b)(c)	971,459	941,101
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 6/30/24 (b)(c)	562,896	534,048
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5038% 12/5/20 (b)(c)	297,412	291,463
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1155% 9/29/24 (b)(c)	214,160	206,307
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.206% 12/8/23 (b)(c)	735,000	643,125
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 6/19/25 (b)(c)	746,250	718,266
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 4/9/23 (b)(c)	409,199	392,831
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 8/18/23 (b)(c)	310,705	302,006

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,486,949

Energy - 4.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 5/18/23 (b)(c)	575,361	555,224
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (b)(c)	496,000	458,180
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (b)(c)	653,046	608,149
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4696% 5/21/25 (b)(c)	517,400	473,421
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8974% 12/31/21 (b)(c)	1,507,000	1,473,093
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2563% 12/31/22 (b)(c)	1,038,000	1,003,403
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/29/21 (b)(c)	852,082	831,845
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 3/13/25(b)(c)	387,075	377,077
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	139,648	134,237
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 12/13/23 (c)(d)	365,000	356,178
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2724% 4/16/21 (b)(c)	137,967	135,438
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.5038% 3/1/24 (b)(c)	745,000	564,338
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (b)(c)	1,246,000	1,197,718
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8853% 8/25/23 (b)(c)	642,447	487,457
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (b)(c)	865,000	845,538
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.77% 12/9/21 (b)(c)	731,479	585,183
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 11/8/22 (b)(c)	257,400	248,177

TOTAL ENERGY		10,334,656

Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 12/15/23 (b)(c)	353,700	339,021
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 7/8/22 (b)(c)	1,028,595	956,079
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9333% 7/8/23 (b)(c)	215,000	174,150
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 1/23/25 (b)(c)	203,463	196,681

TOTAL ENTERTAINMENT/FILM		1,665,931

Environmental - 0.1%
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/1/25 (c)(d)	250,000	243,575
Food & Drug Retail - 3.4%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 12/6/24 (b)(c)	495,139	474,095
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 10/29/25 (b)(c)	250,000	236,563
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.8216% 12/21/22 (b)(c)	1,091,559	1,045,921
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6106% 5/31/24 (b)(c)	2,476,902	2,361,305
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (b)(c)	745,000	725,131
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.26% 10/30/22 (b)(c)	1,476,467	1,417,409
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.1531% 11/20/25 (b)(c)	375,000	358,125
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5224% 11/25/20 (b)(c)	68,073	63,194
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8974% 11/25/22 (b)(c)	1,062,703	863,978
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/27/23 (b)(c)	456,001	440,123
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 11/15/22 (b)(c)	572,715	525,827

TOTAL FOOD & DRUG RETAIL		8,511,671

Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.0993% 10/1/26 (b)(c)	80,000	78,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0993% 10/1/25 (b)(c)	240,000	234,600
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 10/7/23 (b)(c)	744,445	691,872
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	312,638	300,523
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.51% 5/24/24 (b)(c)	650,765	625,821
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 6/30/22 (b)(c)	555,938	511,463
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 6/30/21 (b)(c)	245,531	234,278
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 6/27/23 (b)(c)	719,031	688,473

TOTAL FOOD/BEVERAGE/TOBACCO		3,365,730

Gaming - 6.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 7/1/23 (b)(c)	468,887	444,857
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 2/15/24 (b)(c)	576,787	563,809
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.219% 10/19/24 (b)(c)	556,206	532,567
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.666% 9/15/23 (b)(c)	683,677	657,184
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 12/22/24 (b)(c)	3,922,594	3,760,081
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/18/24 (b)(c)	426,751	403,126
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.75% 4/17/24 (b)(c)	1,049,126	1,001,044
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (b)(c)	982,519	938,306
3 month U.S. LIBOR + 7.000% 9.53% 10/20/25 (b)(c)	500,000	478,750
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2367% 10/4/23 (b)(c)	2,226,388	2,137,333
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 4/25/24 (b)(c)	359,525	354,132
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/27/25 (b)(c)	737,642	702,707
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3446% 10/14/23 (b)(c)	337,879	300,037
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 10/15/25 (b)(c)	501,000	482,528
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2503% 8/14/24 (b)(c)	1,852,024	1,733,624
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (b)(c)	1,494,121	1,440,587
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.03% 6/8/23 (b)(c)	690,613	661,511
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.28% 12/31/21 (b)(c)	308,000	302,225
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.78% 10/30/24 (b)(c)	250,000	235,783

TOTAL GAMING		17,130,191

Healthcare - 5.4%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8493% 11/1/25 (b)(c)	500,000	491,250
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 6/22/24 (b)(c)	753,525	734,687
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.9566% 1/27/21 (b)(c)	433,358	415,716
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.28% 2/6/26 (b)(c)	250,000	232,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 2/6/25 (b)(c)	377,150	356,407
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/13/25 (b)(c)	992,500	970,169
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/18/23 (b)(c)	838,903	817,670
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/18/25 (b)(c)	455,858	442,505
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1458% 8/18/22 (b)(c)	45,375	45,148
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 8.396% 10/1/24 (b)(c)	312,000	294,060
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7556% 6/30/25 (b)(c)	888,970	822,573
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 9/27/24 (b)(c)	895,075	806,686
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 10/21/23 (b)(c)	305,939	293,319
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9375% 2/22/24 (b)(c)	655,050	645,224
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (b)(c)	750,000	709,688
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 6/23/24 (b)(c)	650,892	620,625
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (b)(c)	701,288	665,873
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1289% 11/27/25 (b)(c)	1,234,375	1,168,805
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3789% 6/1/25 (b)(c)	1,454,136	1,385,879
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6863% 7/9/25 (b)(c)	743,138	705,981
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 12/1/24 (b)(c)	742,500	702,034

TOTAL HEALTHCARE		13,326,799

Homebuilders/Real Estate - 1.7%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/21/25 (b)(c)	996,503	951,660
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3832% 12/7/25 (b)(c)	565,000	549,931
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 1/30/24 (b)(c)	712,679	672,890
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 1/30/24 (b)(c)	38,277	36,140
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/23/25 (b)(c)	381,897	364,849
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 2/8/25 (b)(c)	468,624	442,850
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5038% 12/22/24 (b)(c)	1,358,636	1,294,319

TOTAL HOMEBUILDERS/REAL ESTATE		4,312,639

Hotels - 0.7%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 8/30/23 (b)(c)	437,151	419,048
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 11/30/23 (b)(c)	1,293,715	1,238,500
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2563% 10/25/23 (b)(c)	126,445	121,704

TOTAL HOTELS		1,779,252

Insurance - 3.0%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 11/22/23 (b)(c)	687,274	664,512
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2051% 5/10/25 (b)(c)	684,321	645,356
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2415% 1/25/24 (b)(c)	488,734	466,130
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/3/23 (b)(c)	2,286,423	2,186,392
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/3/24 (b)(c)	497,500	474,958
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 9.0224% 8/4/25 (b)(c)	1,363,000	1,345,117
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2399% 4/25/25 (b)(c)	1,034,289	974,497
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (b)(c)	823,415	775,040

TOTAL INSURANCE		7,532,002

Leisure - 2.7%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 7/31/24 (b)(c)	624,909	597,832
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 12/14/25 (c)(d)	410,000	404,875
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/28/25 (b)(c)	1,082,024	1,020,706
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/1/24 (b)(c)	1,290,956	1,217,797
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 9/8/24 (b)(c)	250,000	249,583
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/8/24 (b)(c)	736,922	710,208
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.4566% 6/10/22 (b)(c)	948,354	910,685
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/2/25 (b)(c)	486,804	457,596
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/31/24 (b)(c)	344,124	327,778
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 7/6/24 (b)(c)	489,760	478,535
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12/20/25 (c)(d)	375,000	360,000

TOTAL LEISURE		6,735,595

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 3/21/25 (b)(c)	689,788	667,369
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (b)(c)	1,128,914	951,110

TOTAL METALS/MINING		1,618,479

Paper - 0.9%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.303% 3/14/22 (b)(c)	1,129,875	1,118,576
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3493% 12/29/23 (b)(c)	385,850	363,019
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 6/29/25 (b)(c)	748,125	706,604

TOTAL PAPER		2,188,199

Publishing/Printing - 2.4%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7538% 6/7/23 (b)(c)	1,153,098	984,457
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 10/18/19 (b)(c)	1,254,045	1,216,424
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.553% 11/3/23 (b)(c)	682,202	614,152
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/29/21 (b)(c)	630,616	569,919
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7558% 3/13/25 (b)(c)	684,825	655,720
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.5224% 5/4/22 (b)(c)	604,021	543,806
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7766% 6/1/22 (b)(c)	328,527	326,884
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/24/21 (b)(c)	403,348	392,256
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9584% 8/24/22 (b)(c)	742,941	725,296

TOTAL PUBLISHING/PRINTING		6,028,914

Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 2/17/24 (b)(c)	743,595	707,032
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/14/21 (b)(c)	376,984	347,768
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7538% 3/16/25 (b)(c)	183,613	174,548
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7724% 7/28/21 (b)(c)	479,448	461,469
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.646% 10/1/25 (b)(c)	240,000	232,800
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/1/25 (b)(c)	526,025	503,011

TOTAL RESTAURANTS		2,426,628

Services - 5.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (b)(c)	1,195,000	1,096,843
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	1,064,305	989,048
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 10/19/23 (b)(c)	714,576	681,527
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/11/25 (b)(c)	614,325	595,385
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7324% 6/21/24 (b)(c)	486,141	460,551
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 11/7/23 (b)(c)	461,305	442,853
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8869% 8/8/25 (b)(c)	379,050	361,045
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/29/25 (b)(c)	486,325	467,684
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5224% 11/21/24 (b)(c)	729,209	687,279
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (b)(c)	711,705	681,906
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (b)(c)	2,944,400	2,881,095
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/27/25 (b)(c)	1,638,982	1,546,790
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/2/22 (b)(c)	453,550	431,326
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (b)(c)	860,968	819,642
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/3/23 (b)(c)	476,427	452,606
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.03% 9/26/24 (b)(c)	414,795	379,537
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 5/14/22 (b)(c)	498,198	482,007
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 5/14/23 (b)(c)	195,000	187,200

TOTAL SERVICES		13,644,324

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.862% 6/14/21 (b)(c)	671,609	647,431
Super Retail - 4.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3493% 7/2/22 (b)(c)	693,894	458,837
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5224% 9/25/24 (b)(c)	6,519,510	6,222,863
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4324% 2/3/24 (b)(c)	1,477,784	1,433,820
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.48% 11/17/24 (b)(c)	360,712	349,890
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 10.5% 10/11/19 (b)(c)	108,702	57,068
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 8/19/23 (b)(c)	581,640	547,289
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 5.03% 8/19/22 (b)(c)	430,056	414,109
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7766% 1/26/23 (b)(c)	601,316	437,956
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.38% 3/11/22 (b)(c)	257,505	202,785
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(e)	1,202,543	1,203
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 5/31/25 (b)(c)	468,822	444,209

TOTAL SUPER RETAIL		10,570,029

Technology - 13.9%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/3/25 (b)(c)	657,353	616,268
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.31% 12/20/23 (b)(c)	210,000	208,074
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.06% 12/20/22 (b)(c)	464,370	457,790
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 2/28/25 (b)(c)	491,288	477,163
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (b)(c)	498,750	491,269
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5224% 4/19/25 (b)(c)	249,373	240,022
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 4/30/25 (b)(c)	997,500	950,119
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0063% 8/23/25 (b)(c)	460,000	451,950
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 11/29/24 (b)(c)	246,629	235,530
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 9/7/23 (b)(c)	348,692	334,455
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/25 (b)(c)	352,485	333,098
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 2/1/26 (b)(c)	135,000	126,900
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.5224% 10/31/24 (b)(c)	953,398	931,155
3 month U.S. LIBOR + 8.000% 10.5224% 10/31/25 (b)(c)	372,000	359,601
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 8/23/26 (b)(c)	68,382	66,901
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/23/25 (b)(c)	328,000	316,930
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9551% 8/14/25 (b)(c)	595,000	565,250
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4406% 2/9/23 (b)(c)	295,255	285,166
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4874% 1/31/24 (b)(c)	192,839	189,223
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.78% 6/1/22 (b)(c)	668,149	637,247
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 3/8/26 (b)(c)	110,000	106,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 3/8/25 (b)(c)	378,100	357,543
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.303% 12/2/24 (b)(c)	634,844	611,037
3 month U.S. LIBOR + 7.500% 9.8493% 12/1/25 (b)(c)	250,000	236,875
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5038% 7/10/22 (b)(c)	1,881,813	1,804,188
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 4/22/23 (b)(c)	380,549	364,375
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 2/15/24 (b)(c)	486,958	464,071
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 7/7/25 (b)(c)	60,000	58,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 7/1/24 (b)(c)	433,400	419,098
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/1/22 (b)(c)	1,217,809	1,165,102
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (b)(c)	662,000	652,487
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.541% 11/1/23 (b)(c)	1,367,645	1,296,979
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.6% 1/20/24 (b)(c)	588,805	570,405
3 month U.S. LIBOR + 9.000% 11.35% 1/20/25 (b)(c)	500,000	475,000
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 11/20/21 (b)(c)	148,875	141,431
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 5.0224% 6/21/24 (b)(c)	1,377,898	1,280,301
3 month U.S. LIBOR + 2.500% 5.0224% 6/21/24 (b)(c)	195,997	182,114
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.2724% 9/29/24 (b)(c)	972,718	943,945
3 month U.S. LIBOR + 8.500% 11.0056% 9/29/25 (b)(c)	155,000	153,450
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 5/29/25 (b)(c)	603,500	570,808
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.53% 9/4/26 (b)(c)	85,000	81,175
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 9/4/25 (b)(c)	344,138	322,629
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 5/31/25 (b)(c)	995,000	921,002
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 5/31/26 (b)(c)	440,000	403,335
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6289% 8/1/25 (b)(c)	715,000	675,675
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2562% 3/3/23 (b)(c)	576,460	542,235
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (b)(c)	1,223,541	1,175,908
Sound Inpatient Physicians, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2724% 6/28/25 (b)(c)	238,800	228,801
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/8/22 (b)(c)	554,614	537,975
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/16/25 (b)(c)	495,235	466,229
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/16/25 (b)(c)	187,849	176,847
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.7724% 4/16/25 (b)(c)	1,695,725	1,597,169
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4551% 3/9/23 (b)(c)	743,876	663,292
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/1/24 (b)(c)	975,649	931,745
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.01% 12/4/20 (b)(c)	250,859	246,678
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8493% 9/28/24 (b)(c)	682,858	643,593
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3869% 4/4/25 (b)(c)	494,009	480,424
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 8/9/24 (b)(c)	740,884	709,085
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 8/27/25 (b)(c)	640,395	617,981
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(c)	1,165,000	1,104,199
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 7/2/26 (b)(c)	750,000	715,313
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (b)(c)	470,238	464,360
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (b)(c)	394,000	378,240
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 7/1/23 (b)(c)	407,513	391,066

TOTAL TECHNOLOGY		34,603,851

Telecommunications - 6.9%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2195% 7/15/25 (b)(c)	492,500	464,708
3 month U.S. LIBOR + 2.750% 5.2196% 1/31/26 (b)(c)	495,000	456,019
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4701% 9/28/25 (b)(c)	70,000	67,025
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.76% 12/22/23 (b)(c)	491,288	473,272
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.28% 3/31/21 (b)(c)	1,495,213	1,418,209
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 6/15/24 (b)(c)	2,147,547	1,987,834
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.27% 5/31/25 (b)(c)	995,000	934,474
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2563% 11/27/23 (b)(c)	2,675,000	2,584,237
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 7.0063% 1/2/24 (b)(c)	1,000,000	991,000
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,498,313
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7538% 2/22/24 (b)(c)	916,000	867,910
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 7/17/25 (b)(c)	951,756	900,837
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 2/10/24 (b)(c)	736,875	653,365
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (b)(c)	778,739	732,863
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/2/26 (b)(c)	1,249,000	1,201,713
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 7.0224% 11/1/24 (b)(c)	490,387	470,771
3 month U.S. LIBOR + 8.250% 10.7724% 11/1/25 (b)(c)	500,000	480,000
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 7/31/25 (b)(c)	24,445	22,318
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5625% 2/2/24 (b)(c)	500,000	482,500
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 2/3/24 (b)(c)	527,316	500,513

TOTAL TELECOMMUNICATIONS		17,187,881

Textiles/Apparel - 0.2%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4905% 6/15/23 (b)(c)	410,550	392,075
Transportation Ex Air/Rail - 0.7%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8007% 9/11/24 (b)(c)	135,000	133,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5507% 9/11/23 (b)(c)	492,759	473,664
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.53% 6/22/22 (b)(c)	547,416	537,152
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.78% 9/14/20 (b)(c)	509,522	503,576

TOTAL TRANSPORTATION EX AIR/RAIL		1,647,705

Utilities - 2.8%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 8/1/26 (b)(c)	335,000	326,625
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/1/25 (b)(c)	1,008,000	974,343
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.303% 11/13/21 (b)(c)	854,188	844,937
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 6/26/25 (b)(c)	497,001	485,819
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.5224% 2/15/24 (b)(c)	371,556	344,618
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 12/3/25 (c)(d)	250,000	246,145
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (b)(c)	1,085,621	1,059,164
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.7066% 11/30/23 (b)(c)	495,510	448,437
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.7724% 12/14/23 (b)(c)	735,000	704,990
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4729% 12/31/25 (b)(c)	1,557,798	1,495,705

TOTAL UTILITIES		6,930,783

TOTAL BANK LOAN OBLIGATIONS
(Cost $226,735,912)		215,498,589

Nonconvertible Bonds - 4.9%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (f)	250,000	237,500
Containers - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (b)(c)(f)	520,000	518,050
Energy - 1.2%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	448,424
7% 6/30/24	500,000	527,500
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(f)	1,000,000	997,495
6.875% 6/15/25 (f)	420,000	399,928
Denbury Resources, Inc.:
9% 5/15/21 (f)	150,000	140,250
9.25% 3/31/22 (f)	300,000	276,750
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (f)	290,000	256,650

TOTAL ENERGY		3,046,997

Gaming - 0.3%
Stars Group Holdings BV 7% 7/15/26 (f)	495,000	481,388
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (f)	300,000	280,500

TOTAL GAMING		761,888

Healthcare - 1.2%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	422,592
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,395,000
5.125% 5/1/25	500,000	466,250
7.5% 1/1/22 (f)	240,000	243,600
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (f)	235,000	219,138
9% 12/15/25 (f)	315,000	313,425

TOTAL HEALTHCARE		3,060,005

Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	325,000	327,438
7.25% 11/30/21 (f)	500,000	509,315

TOTAL LEISURE		836,753

Services - 0.1%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (f)	250,000	213,125
Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (f)	293,000	292,135
Uber Technologies, Inc. 7.5% 11/1/23 (f)	500,000	483,750

TOTAL TECHNOLOGY		775,885

Telecommunications - 0.9%
Altice Financing SA 7.5% 5/15/26 (f)	900,000	821,250
SFR Group SA:
6.25% 5/15/24 (f)	515,000	480,238
7.375% 5/1/26 (f)	855,000	784,463

TOTAL TELECOMMUNICATIONS		2,085,951

Textiles/Apparel - 0.1%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (f)	175,000	163,713
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (f)	455,000	434,525
TOTAL NONCONVERTIBLE BONDS
(Cost $12,729,416)		12,134,392
	Shares	Value

Common Stocks - 1.8%
Chemicals - 0.6%
LyondellBasell Industries NV Class A	18,200	1,513,512
Energy - 0.7%
Expro Holdings U.S., Inc. (g)	62,178	1,305,738
Expro Holdings U.S., Inc. (f)(g)	22,818	479,178

TOTAL ENERGY		1,784,916

Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	13,339	321,603
Publishing/Printing - 0.1%
Cenveo Corp. (g)	7,037	205,199
Utilities - 0.3%
TexGen Power LLC (g)	25,327	754,745
TOTAL COMMON STOCKS
(Cost $6,338,464)		4,579,975

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)(h)
(Cost $29,756)	30,115	30,115

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 2.42% (i)
(Cost $14,679,461)	14,678,589	14,681,524
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $260,513,009)		246,924,595
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,742,798
NET ASSETS - 100%		$248,667,393

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,353,804 or 3.8% of net assets.

 (g) Level 3 security

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,001
Total	$136,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,784,916	$--	$--	$1,784,916
Industrials	205,199	--	--	205,199
Materials	1,835,115	1,835,115	--	--
Utilities	754,745	--	--	754,745
Bank Loan Obligations	215,498,589	--	215,498,589	--
Corporate Bonds	12,134,392	--	12,134,392	--
Other	30,115	--	--	30,115
Money Market Funds	14,681,524	14,681,524	--	--
Total Investments in Securities:	$246,924,595	$16,516,639	$227,632,981	$2,774,975

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Investments in Securities
Beginning Balance	$3,498,554
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(424,679)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(298,900)
Ending Balance	$2,774,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(424,679)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$2,744,860	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.6	Increase
			Book value multiple	1.0	Increase
			Yield	13.0%	Decrease
		Market approach	Parity price	$29.16	Increase
		Broker quote	Bid price	$21.00	Increase
Other	$30,115	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019